Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.5%
BAE Systems PLC	2,782,297	$60,594,325
Melrose Industries PLC	1,170,725	9,234,563
Rolls-Royce Holdings PLC	7,803,451	110,139,930
		179,968,818
Banks — 17.2%
Barclays PLC	12,952,027	73,474,376
HSBC Holdings PLC	15,968,407	226,288,078
Lloyds Banking Group PLC	54,916,782	69,647,728
NatWest Group PLC, NVS	7,453,442	62,210,023
Standard Chartered PLC	1,805,201	39,984,558
		471,604,763
Beverages — 2.1%
Coca-Cola HBC AG, Class DI	201,201	10,094,082
Diageo PLC	2,065,210	47,469,076
		57,563,158
Broadline Retail — 0.7%
Next PLC	107,807	20,162,985
Capital Markets — 3.4%
3i Group PLC	921,420	38,529,175
London Stock Exchange Group PLC	433,385	51,049,542
Schroders PLC	661,523	3,400,080
		92,978,797
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,338,221	12,872,122
Consumer Staples Distribution & Retail — 1.9%
J Sainsbury PLC	1,595,049	6,802,938
Marks & Spencer Group PLC	1,898,891	8,741,753
Tesco PLC	6,029,615	35,958,481
		51,503,172
Diversified Consumer Services — 0.3%
Pearson PLC	534,738	7,067,618
Diversified REITs — 0.2%
Land Securities Group PLC	657,948	5,266,915
Diversified Telecommunication Services — 0.5%
BT Group PLC	5,526,163	13,252,168
Electric Utilities — 1.2%
SSE PLC	1,118,566	32,543,072
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	351,635	16,593,833
Financial Services — 0.5%
M&G PLC	2,105,959	7,588,082
Wise PLC, Class A(a)(b)	620,695	7,263,334
		14,851,416
Food Products — 0.3%
Associated British Foods PLC	298,820	8,454,957
Health Care Equipment & Supplies — 0.4%
Smith & Nephew PLC	747,790	12,425,440
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(c)	122,262	2
Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC	1,574,546	49,507,127
Entain PLC	563,386	5,803,207
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	134,296	$17,828,801
Whitbread PLC	160,669	5,294,571
		78,433,706
Household Durables — 0.2%
Barratt Redrow PLC	1,255,455	6,559,335
Household Products — 1.8%
Reckitt Benckiser Group PLC	627,345	48,618,878
Industrial Conglomerates — 0.6%
DCC PLC	90,746	6,004,619
Smiths Group PLC	305,543	9,891,326
		15,895,945
Industrial REITs — 0.4%
Segro PLC	1,186,191	11,206,953
Insurance — 3.4%
Admiral Group PLC	240,337	10,083,001
Aviva PLC	2,823,452	24,361,739
Legal & General Group PLC	5,296,922	17,322,508
Phoenix Group Holdings PLC	654,802	6,036,709
Prudential PLC	2,385,247	34,560,412
		92,364,369
Interactive Media & Services — 0.2%
Auto Trader Group PLC(d)	809,509	6,845,633
Machinery — 0.2%
Spirax Group PLC	67,524	5,992,679
Media — 0.6%
Informa PLC	1,207,124	15,349,933
Metals & Mining — 6.8%
Anglo American PLC, NVS	1,038,128	39,236,324
Antofagasta PLC	364,705	13,335,255
Endeavour Mining PLC	179,161	8,290,639
Fresnillo PLC	204,097	7,116,627
Glencore PLC	9,324,397	44,572,071
Rio Tinto PLC	1,047,026	75,178,899
		187,729,815
Multi-Utilities — 2.9%
Centrica PLC	4,378,484	9,944,458
National Grid PLC	4,602,269	69,927,059
		79,871,517
Oil, Gas & Consumable Fuels — 10.4%
BP PLC	14,594,245	87,647,844
Shell PLC	5,373,026	197,463,602
		285,111,446
Personal Care Products — 5.0%
Unilever PLC	2,274,382	136,844,628
Pharmaceuticals — 14.6%
AstraZeneca PLC	1,438,440	266,699,638
GSK PLC	3,772,029	89,759,364
Haleon PLC	8,261,619	40,629,708
Hikma Pharmaceuticals PLC	153,326	3,155,810
		400,244,520
Professional Services — 4.1%
Experian PLC	848,680	37,295,573
Intertek Group PLC	143,228	8,763,882
RELX PLC	1,695,047	67,978,002
		114,037,457

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.5%
Sage Group PLC (The)	893,806	$12,725,852
Specialty Retail — 0.3%
JD Sports Fashion PLC	2,367,602	2,424,697
Kingfisher PLC	1,622,935	6,572,172
		8,996,869
Tobacco — 5.4%
British American Tobacco PLC	2,027,833	119,064,613
Imperial Brands PLC	713,167	30,295,831
		149,360,444
Trading Companies & Distributors — 1.2%
Ashtead Group PLC	391,053	25,014,381
Bunzl PLC	301,667	8,643,037
		33,657,418
Water Utilities — 0.7%
Severn Trent PLC	251,327	9,374,462
United Utilities Group PLC	632,366	10,355,992
		19,730,454
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	17,764,871	22,123,303
Total Long-Term Investments — 99.3% (Cost: $2,495,974,771)		2,728,810,390
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	4,183,898	4,185,990
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	940,000	$940,000
Total Short-Term Securities — 0.2% (Cost: $5,125,990)		5,125,990
Total Investments — 99.5% (Cost: $2,501,100,761)		2,733,936,380
Other Assets Less Liabilities — 0.5%		13,693,005
Net Assets — 100.0%		$2,747,629,385

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,184,941	$—	$(999,145)(a)	$497	$(303)	$4,185,990	4,183,898	$3,293 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,060,000	—	(120,000)(a)	—	—	940,000	940,000	7,072	—
				$497	$(303)	$5,125,990		$10,365	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	143	12/19/25	$18,451	$558,854

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI United Kingdom ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$2,728,810,388	$2	$2,728,810,390
Short-Term Securities
Money Market Funds	5,125,990	—	—	5,125,990
	$5,125,990	$2,728,810,388	$2	$2,733,936,380
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$558,854	$—	$558,854

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares